Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 100,169	$ 100,399
Goodwill			$ 393
Total assets	100,169	100,399
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	46,077	39,024
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 54,092	$ 61,375